Turnover and segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Turnover by segment

Turnover by segment	2025 £m	2024 £m	2023 £m
Commercial Operations	32,667	31,376	30,328
	32,667	31,376	30,328

Turnover by product & service

Commercial Operations	2025 £m	2024 £m	2023 £m
HIV	7,687	7,089	6,444
Respiratory, Immunology & Inflammation	3,810	3,299	3,025
Oncology	1,977	1,410	731
	13,474	11,798	10,200
Pandemic	–	12	44
Specialty Medicines	13,474	11,810	10,244

Shingles	3,558	3,364	3,446
Meningitis	1,583	1,437	1,260
RSV (Arexvy)	593	590	1,238
Influenza	303	408	504
Established Vaccines	3,120	3,339	3,266
	9,157	9,138	9,714
Pandemic Vaccines	–	–	150
Vaccines	9,157	9,138	9,864

Respiratory	7,068	7,213	6,825
Other General Medicines	2,968	3,215	3,395
General Medicines	10,036	10,428	10,220

Total Commercial Operations	32,667	31,376	30,328

Summary of geographical information

Turnover by region	2025 £m	2024 £m	2023 £m
UK (the Group’s country of domicile)	683	708	693
US	16,859	16,384	15,820
Europe	6,850	5,958	5,871
International	8,275	8,326	7,944
Total Commercial Operations	32,667	31,376	30,328

Non-current assets by location of subsidiary	2025 £m	2024 £m
UK	8,466	7,803
US	14,522	13,977
Belgium	5,453	5,378
Rest of World	5,532	5,588
Non-current assets	33,973	32,746

Segment profit and operating profit

Segment profit	2025 £m	2024 £m	2023 £m
Commercial Operations	16,260	15,335	14,656
Research and Development	(6,251)	(5,845)	(5,607)
Segment profit	10,009	9,490	9,049
Corporate and other unallocated costs	(226)	(342)	(263)
Other reconciling items between segment profit and operating profit	(1,851)	(5,127)	(2,041)
Total Operating profit	7,932	4,021	6,745

Finance income	169	122	115
Finance costs	(701)	(669)	(792)
Share of after tax profit/(loss) of associates and joint ventures	1	(3)	(5)
Profit/(loss) on disposal of interests in associates and joint ventures	–	6	1
Profit before taxation	7,401	3,477	6,064
Taxation	(1,112)	(526)	(756)
Profit after taxation for the year	6,289	2,951	5,308

Depreciation and amortisation by segment	2025 £m	2024 £m	2023 £m
Commercial Operations	874	906	893
Research and Development	553	569	572
Segment depreciation and amortisation	1,427	1,475	1,465
Corporate and other unallocated depreciation and amortisation	79	74	110
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	808	1,002	719
Total depreciation and amortisation	2,314	2,551	2,294

PP&E, intangible asset and goodwill impairment by segment	2025 £m	2024 £m	2023 £m
Commercial Operations	149	102	27
Research and Development	49	22	13
Segment impairment	198	124	40
Corporate and other unallocated impairment	36	11	35
Other reconciling items between segment impairment and total impairment	880	302	432
Total impairment	1,114	437	507

PP&E and intangible asset impairment reversals by segment
Commercial Operations	(9)	(28)	(16)
Research and Development	(3)	(2)	(9)
Segment impairment reversals	(12)	(30)	(25)
Corporate and other unallocated impairment reversals	(1)	(3)	(14)
Other reconciling items between segment impairment reversals and total impairment reversals	(3)	–	–
Total impairment reversals	(16)	(33)	(39)

Net operating assets by segment	2025 £m	2024 £m
Commercial Operations	13,286	12,501
Research and Development	9,637	7,459
Segment net operating assets	22,923	19,960
Corporate and other unallocated net operating assets	1,099	43
Net operating assets	24,022	20,003

Net debt	(14,453)	(13,095)
Investments in associates and joint ventures	89	96
Derivative financial instruments	(21)	(82)
Current and deferred taxation	6,019	6,161
Assets held for sale (excluding cash and cash equivalents)	300	3
Net assets	15,956	13,086